Finance debt - Capital Management(Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Net interest-bearing debt adjusted (ND)	$ 16,287	$ 19,389
Capital employed adjusted (CE)	$ 56,172	$ 54,490
Net debt to capital employed adjusted (ND)/(CE)	29.00%	35.60%
Statoil's Captive Insurance Company [Member]
Disclosure of transactions between related parties [line items]
Net interest-bearing debt adjusted (ND)	$ 1,014	$ 1,216
SDFI [Member]
Disclosure of transactions between related parties [line items]
Net interest-bearing debt adjusted (ND)	$ 164	$ 199